Net Loss Per Share - Summary of securities potentially dilute loss per share in future were not included in computation of diluted loss per share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net Loss Per Share
Securities potentially dilute loss per share in future were not included in computation of diluted loss per share	5,810,144	5,314,122	15,862,276	5,250,004
Common Stock Warrants
Net Loss Per Share
Securities potentially dilute loss per share in future were not included in computation of diluted loss per share	2,999,950		2,999,950
Unvested Restricted Stock Awards
Net Loss Per Share
Securities potentially dilute loss per share in future were not included in computation of diluted loss per share	411,534	764,278	499,720	852,464
Stock Options
Net Loss Per Share
Securities potentially dilute loss per share in future were not included in computation of diluted loss per share	2,398,660	4,549,844	5,474,986	4,397,540